UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	January 19, 2010

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       50

Form 13F Information Table value total:       $114,389



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen  Asia-Pac Income  COM              003009107       4657  689955SH       SOLE                 0       0 689955
Berkshire Hathaway B       CL B             084670702        533    6650SH       SOLE                 0       0   6650
BHP Billiton ADR           SPONSORED ADR    05545E209        703    8728SH       SOLE                 0       0   8728
Blackrock Invt Qlty Muni   COM              09247D105        178   13536SH       SOLE                 0       0  13536
Canadian Nat'l Railway     COM               136375102       491    7380SH       SOLE                 0       0   7380
Caterpillar, Inc.          COM               149123101       648    6923SH       SOLE                 0       0   6923
Chevron Corporation        COM               166764100       780    8545SH       SOLE                 0       0   8545
Church & Dwight Co Inc     COM               171340102       684    9907SH       SOLE                 0       0   9907
Cisco Systems, Inc.        COM              17275R102        337   16646SH       SOLE                 0       0  16646
Deere & Company            COM               244199105       549    6608SH       SOLE                 0       0   6608
Eaton Corporation          COM               278058102       526    5178SH       SOLE                 0       0   5178
Exxon Mobil Corporation    COM              30231G102       1070   14638SH       SOLE                 0       0  14638
Ford Motor Company         COM               345370860       170   10100SH       SOLE                 0       0  10100
Goldman Sachs Group Inc    COM              38141G204        322    1915SH       SOLE                 0       0   1915
H.J. Heinz Company         COM               423074103       743   15025SH       SOLE                 0       0  15025
Hewlett-Packard Company    COM               428236103       865   20555SH       SOLE                 0       0  20555
Int'l Business Machines    COM               459200101       233    1590SH       SOLE                 0       0   1590
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457       204    2427SH       SOLE                 0       0   2427
iShares MSCI EAFE Index    MSCI EAFE IDX     464287465      5871  100837SH       SOLE                 0       0 100837
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      3993   83805SH       SOLE                 0       0  83805
iShares MSCI Pac Ex Japan  MSCI PAC J IDX    464286665      5651  120283SH       SOLE                 0       0 120283
iShares S&P Global Telecom S&P GBL TELCM     464287275       411    7059SH       SOLE                 0       0   7059
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      2838   63131SH       SOLE                 0       0  63131
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      3872   71886SH       SOLE                 0       0  71886
J.P. Morgan Chase & Co.    COM              46625H100        675   15910SH       SOLE                 0       0  15910
Lab Corp of America        COM              50540R409        836    9513SH       SOLE                 0       0   9513
Netflix Inc                COM              64110L106        912    5189SH       SOLE                 0       0   5189
NIKE, Inc.                 COM               654106103       917   10734SH       SOLE                 0       0  10734
Pall Corp.                 COM               696429307       223    4500SH       SOLE                 0       0   4500
Plum Creek Timber Co       COM               729251108      2629   70192SH       SOLE                 0       0  70192
Potlatch Corporation       COM               737630103      1967   60442SH       SOLE                 0       0  60442
PowerShares DWA Dev Mkts TeDWA DEVEL MKTS   73936Q108       2315  104535SH       SOLE                 0       0 104535
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209      11193  208752SH       SOLE                 0       0 208752
Procter & Gamble Company   COM               742718109       204    3173SH       SOLE                 0       0   3173
Rayonier, Inc.             COM               754907103      2795   53222SH       SOLE                 0       0  53222
Reinsurance Grp Of Amer    COM               759351109       715   13316SH       SOLE                 0       0  13316
Rovi Corporation           COM               779376102      1793   28911SH       SOLE                 0       0  28911
Schlumberger Limited       COM               806857108       878   10519SH       SOLE                 0       0  10519
Southern Company           COM               842587107       390   10203SH       SOLE                 0       0  10203
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      16653  282259SH       SOLE                 0       0 282259
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       6647  111831SH       SOLE                 0       0 111831
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        230    2434SH       SOLE                 0       0   2434
SPDR S&P 600 Small Cap     DJ SML CAP ETF   78464A813       2644   40061SH       SOLE                 0       0  40061
Target Corporation         COM              87612E106        238    3960SH       SOLE                 0       0   3960
Teva Pharmaceutical ADR    SPONSORED ADR     881624209       624   11969SH       SOLE                 0       0  11969
Thermo Fisher Scientific   COM               883556102       849   15333SH       SOLE                 0       0  15333
Vanguard Total Bond Market TOTAL BND MRKT    921937835      9777  121806SH       SOLE                 0       0 121806
Wal-Mart Stores, Inc.      COM               931142103       603   11188SH       SOLE                 0       0  11188
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       5654  103744SH       SOLE                 0       0 103744
WisdomTree Ex-Jap Equity   PAC EX-JAP ETF   97717W810       5699   94336SH       SOLE                 0       0  94336